Additional Balance Sheet Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AdditionalFinancialInformation [Line Items]
Inventory valuation reserves		$ 7,021				$ 7,021	$ 5,200
Depreciation	$ 796		$ 1,167	$ 3,371	$ 3,008	4,256	3,480	$ 1,370
Accumulated depreciation	12,023	9,388		12,023		9,388	5,228
Accounts payable	17,624	9,011		17,624		9,011	6,432
Supplier Liability Noncurrent	3,435	5,330		3,435		5,330	7,798
Shortfall payment		2,631
Accounts payable, related parties	5,069	5,330		5,069		5,330
Accounts payable, related parties, noncurrent	3,435	5,330		3,435		5,330
Accounts payable, related parties, current	1,634	0		1,634		0
Property, Plant and Equipment [Member]
AdditionalFinancialInformation [Line Items]
Accounts payable	6,880	3,651		6,880		3,651	2,461	$ 763
Software Development [Member]
AdditionalFinancialInformation [Line Items]
Accumulated depreciation	1,542	2,242		1,542		2,242	$ 229
Other Current Assets [Member]
AdditionalFinancialInformation [Line Items]
Prepaid supplies	$ 176	$ 3,025		$ 176		$ 3,025